UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 01, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $795,545 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    21191   223411 SH       SOLE                   137090             86321
ABB Ltd                     COM                 000375204    15295   589418 SH       SOLE                   356120            233298
ABB Ltd                     COM                 000375204     5190   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    23330   386133 SH       SOLE                   235331            150802
Accenture Ltd.              COM                 G1151c101     6042   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    27272   533586 SH       SOLE                   322585            211001
Agilent Technologies Inc.   COM                 00846u101     5111   100000 SH       DEFINED 01             100000
Air Products & Chemicals    COM                 009158106    12655   132400 SH       SOLE                    80465             51935
Air Products & Chemicals    COM                 009158106     5735    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102     5712    90000 SH       DEFINED 01              90000
Allegheny Technologies Inc  COM                 01741R102    20406   321511 SH       SOLE                   196420            125091
Apache Corporation          COM                 037411105    15774   127842 SH       SOLE                    77312             50530
Automatic Data Processing   COM                 053015103    14236   270235 SH       SOLE                   163915            106320
Automatic Data Processing   COM                 053015103     5268   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107    11632   160315 SH       SOLE                    96632             63683
Bank of America Corp.       COM                 060505104     5889   537342 SH       SOLE                   310088            227254
Bank of America Corp.       COM                 060505104     4384   400000 SH       DEFINED 01             400000
Baxter International Inc.   COM                 071813109    25028   419299 SH       SOLE                   255238            164061
Baxter International Inc.   COM                 071813109     5969   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    42148   838105 SH       SOLE                   509205            328900
Cameron International Corp. COM                 13342B105    17601   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    23861   634107 SH       SOLE                   381490            252617
Carnival Corp.              COM                 143658300     4704   125000 SH       DEFINED 01             125000
Cisco Systems Inc.          COM                 17275R102     3122   200000 SH       DEFINED 01             200000
Eaton Corp.                 COM                 278058102    15849   308042 SH       SOLE                   185272            122770
Ford Motor Company          COM                 345370860     3447   250000 SH       DEFINED 01             250000
Goldman Sachs Group Inc.    COM                 38141G104    24925   187281 SH       SOLE                   109333             77948
Goldman Sachs Group Inc.    COM                 38141G104     6654    50000 SH       DEFINED 01              50000
Hewlett-Packard Company     COM                 428236103     4550   125000 SH       DEFINED 01             125000
Hewlett-Packard Company     COM                 428236103    16606   456214 SH       SOLE                   275334            180880
Ingersoll Rand Company      COM                 G47791101     4700   103500 SH       DEFINED 01             103500
Ingersoll Rand Company      COM                 G47791101    15940   351030 SH       SOLE                   212390            138640
Int'l Business Machines     COM                 459200101      257     1500 SH       SOLE                     1500
ITT Corp                    COM                 450911102    12592   213680 SH       SOLE                   130400             83280
ITT Corp                    COM                 450911102     2946    50000 SH       DEFINED 01              50000
Jacobs Engineering Group    COM                 469814107    14845   343240 SH       SOLE                   209050            134190
Jacobs Engineering Group    COM                 469814107     4325   100000 SH       DEFINED 01             100000
Komatsu Ltd.                COM                 500458401    14826   472150 SH       SOLE                   283880            188270
Lockheed Martin Corp.       COM                 539830109    13910   171795 SH       SOLE                   104815             66980
Lockheed Martin Corp.       COM                 539830109     8097   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    20098   687359 SH       SOLE                   421193            266166
Manitowoc Company Inc.      COM                 563571108     1684   100000 SH       DEFINED 01             100000
MetLife Inc.                COM                 59156R108    18427   420026 SH       SOLE                   254665            165361
MetLife Inc.                COM                 59156R108     6142   140000 SH       DEFINED 01             140000
Microsoft Corp.             COM                 594918104    12582   483925 SH       SOLE                   290975            192950
Monsanto Co.                COM                 61166W101     5440    75000 SH       DEFINED 01              75000
Monsanto Co.                COM                 61166W101    14634   201733 SH       SOLE                   122840             78893
Nike Inc. Cl B              COM                 654106103    27469   305276 SH       SOLE                   183706            121570
Oaktree Captial Group LLC   COM                 674001102     5737   112500 SH       DEFINED 01             112500
Schlumberger Ltd.           COM                 806857108    26215   303418 SH       SOLE                   182243            121175
Union Pacific Corp.         COM                 907818108    22627   216731 SH       SOLE                   130405             86326
United Parcel Service Inc.  COM                 911312106    16207   222222 SH       SOLE                   134761             87461
United Technologies Corp.   COM                 913017109    21304   240695 SH       SOLE                   144825             95870
USG Corp.                   COM                 903293405     6547   456578 SH       SOLE                   274205            182373
USG Corp.                   COM                 903293405     4302   300000 SH       DEFINED 01             300000
WABCO Holdings Inc.         COM                 92927K102    26585   384956 SH       SOLE                   231353            153603
Walt Disney Co.             COM                 254687106    13431   344025 SH       SOLE                   205310            138715
Wells Fargo & Co.           COM                 949746101    14978   533776 SH       SOLE                   336381            197395
Whirlpool Inc.              COM                 963320106    15653   192489 SH       SOLE                   116245             76244
Whirlpool Inc.              COM                 963320106     3052    37528 SH       DEFINED 01              37528
Xerox Corp.                 COM                 984121103     3123   300000 SH       DEFINED 01             300000
Xerox Corp.                 COM                 984121103    17284  1660335 SH       SOLE                  1003775            656560